Related-Party Transactions (Details)		1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2024 USD ($)	Dec. 31, 2024 USD ($) employee	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024	Mar. 31, 2024 USD ($)	Feb. 29, 2024	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Lease payments														$ 800,000	$ 700,000	$ 500,000
Promissory note - related party											$ 48,891,000	$ 15,043,019		23,750,000	28,911,394	2,000,000
Paid back amount											24,338,861	15,660,616		18,626,081	26,981,122	208,373
Term of repayment						100 days
Promissory note - related party		$ 11,455,940							$ 29,637,300		$ 29,637,300			$ 11,455,940	4,160,277
Angel P&A
Related-Party Transactions
Number of employees | employee		0							0		0			0
Related party
Related-Party Transactions
Expenses for marketing services									$ 200,000	$ 100,000	$ 300,000	300,000		$ 500,000	1,000,000	1,700,000
Ownership interest																	50.00%
Lease payments									$ 100,000	$ 100,000	$ 200,000	$ 300,000		$ 400,000	400,000	$ 400,000
Related party | Angel P&A
Related-Party Transactions
Ownership interest	100.00%							100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity	$ 15,000,000
Maximum Revenue participation rights payable (in percent)	115.00%							110.00%
Rate of return on initial investment (in percent)								10.00%						10.00%
Promissory note - related party		$ 8,000,000		$ 2,000,000			$ 10,000,000
Paid back amount			$ 2,000,000		$ 10,000,000
Promissory note - related party		$ 8,200,000												$ 8,200,000	$ 0
Minimum [Member]
Related-Party Transactions
Term of repayment											80 days
Minimum [Member] | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	10.00%
Maximum [Member]
Related-Party Transactions
Term of repayment											120 days
Maximum [Member] | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	15.00%
Subsequent event | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity													$ 5,000,000
Paid back amount													$ 8,000,000